Derivative warrant liabilities - Warrant transactions (Details) - $ / shares	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Number of Warrants
Number of warrants outstanding, Beginning	174,267
Number of warrants outstanding, Ending	165,467	174,267
Weighted Average Exercise Price
Weighted Average Exercise Price per share, Beginning	$ 862.5
Weighted Average Exercise Price per share, Ending	$ 862.5	$ 862.5
Number of warrants outstanding	165,467	174,267
Number of warrants Exercisable	172,134	174,267
Exercise price of warrants per share	$ 862.5	$ 862.5
Public warrants
Number of Warrants
Number of warrants outstanding, Beginning	166,667
Issued	(8,800)	166,667
Number of warrants outstanding, Ending	157,867	166,667
Weighted Average Exercise Price
Weighted Average Exercise Price per share, Beginning	$ 862.5
Issued, Weighted average exercise price	862.5	$ 862.5
Weighted Average Exercise Price per share, Ending	$ 862.5	$ 862.5
Number of warrants outstanding	157,867	166,667
Exercise price of warrants per share	$ 862.5	$ 862.5
Private warrants
Number of Warrants
Number of warrants outstanding, Beginning	7,600
Issued	7,600	7,600
Number of warrants outstanding, Ending	7,600	7,600
Weighted Average Exercise Price
Weighted Average Exercise Price per share, Beginning	$ 862.5
Issued, Weighted average exercise price	862.5	$ 862.5
Weighted Average Exercise Price per share, Ending	$ 862.5	$ 862.5
Number of warrants outstanding	7,600	7,600
Exercise price of warrants per share	$ 862.5	$ 862.5
Warrants with Exercise Price $862.50
Number of Warrants
Number of warrants outstanding, Ending	172,134
Weighted Average Exercise Price
Number of warrants outstanding	172,134